Available-for-sale equity securities - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 CNY (¥) shares	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2013 shares
Schedule of Available-for-sale Securities
Cost to acquire ordinary shares | ¥						¥ 4,647
Dividend income				$ 7,630	¥ 49,198	2,344	¥ 9,911
Cost basis of the available-for-sale equity securities				5,734		45,337		¥ 36,976
The aggregate fair values of the available-for-sale equity securities				25,238		¥ 122,416		¥ 162,734
Impairment loss on available-for-sale equity securities				$ 1,297	8,361
Life Corporation Limited - listed on Australian Securities Exchange
Schedule of Available-for-sale Securities
Ordinary shares held				8,122,222		8,122,222	8,122,222	8,122,222	24,366,666
Percentage equity interest owned				11.40%		11.40%	11.40%	11.40%
Stock reverse-split ratio (as a percent)	3.00
Total unrealized holding gain (loss)				$ (198)		¥ (6,918)		¥ (1,276)
Impairment loss on available-for-sale equity securities		$ 1,297	¥ 8,361	$ 1,297	8,361
Cordlife Group Limited - listed on Singapore Exchange
Schedule of Available-for-sale Securities
Ordinary shares acquired						1,150,000
Cost to acquire ordinary shares | ¥						¥ 4,647
Ordinary shares held				25,516,666		25,516,666	24,366,666	25,516,666
Percentage equity interest owned				9.80%		9.80%	9.20%	9.80%
Dividend income				$ 2,638	¥ 17,007	¥ 2,344	¥ 2,414
Total unrealized holding gain (loss)				$ 20,284		¥ 95,763		¥ 130,794